Consolidated Schedule of Investments PIMCO Short Asset Portfolio	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
	PRINCIPAL AMOUNT (000s)			MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.9%
CORPORATE BONDS & NOTES 56.5%
BANKING & FINANCE 35.1%
ABN AMRO Bank NV
4.639% (SOFRINDX + 1.000%) due 12/03/2028 ~			$46,125		$46,313
4.988% due 12/03/2028 •			16,772		16,866
5.417% due 09/18/2027 •			8,700		8,727
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026			42,114		41,860
6.100% due 01/15/2027			22,498		22,667
6.450% due 04/15/2027			5,535		5,606
Aircastle Ltd.
2.850% due 01/26/2028			2,500		2,425
American Express Co.
4.600% (SOFRINDX + 0.970%) due 07/28/2027 ~			5,636		5,638
5.389% due 07/28/2027 •			9,867		9,873
American Honda Finance Corp.
4.358% due 08/13/2027 •			21,700		21,722
4.368% due 03/08/2027 •			2,700		2,704
4.384% due 01/15/2027 •			20,500		20,538
4.502% (SOFRRATE + 0.870%) due 07/09/2027 ~			37,100		37,214
American Tower Corp.
1.450% due 09/15/2026			920		915
2.750% due 01/15/2027			4,171		4,132
3.125% due 01/15/2027			34,200		33,955
3.375% due 10/15/2026			6,302		6,285
3.650% due 03/15/2027			9,300		9,249
Aozora Bank Ltd.
5.900% due 09/08/2026			1,000		1,003
Athene Global Funding
4.505% (SOFRINDX + 0.830%) due 01/07/2027 ~			9,800		9,812
4.637% due 09/18/2028 •			13,600		13,565
4.847% (SOFRINDX + 1.210%) due 03/25/2027 ~			199		200
Aviation Capital Group LLC
1.950% due 09/20/2026			19,713		19,607
3.500% due 11/01/2027			700		689
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027			2,190		2,126
3.250% due 02/15/2027			26,116		25,897
Banco Santander SA
1.722% due 09/14/2027 •			11,746		11,680
4.250% due 04/11/2027			2,600		2,597
4.622% (SOFRRATE + 0.990%) due 04/15/2029 ~			22,400		22,471
5.017% (SOFRRATE + 1.380%) due 03/14/2028 ~			1,400		1,407
5.294% due 08/18/2027			10,277		10,356
Bank Leumi Le-Israel BM
5.125% due 07/27/2027			4,000		4,008
5.343% due 06/29/2029			12,000		12,049
Bank of America Corp.
1.734% due 07/22/2027 •			43,566		43,500
1.978% due 09/15/2027 •	CAD		16,676		11,739
3.615% due 03/16/2028 •(e)			8,800		6,232
Bank of Montreal
4.309% due 06/01/2027			14,700		10,480
4.387% (SOFRINDX + 0.750%) due 09/22/2028 ~			$9,854		9,880
Banque Federative du Credit Mutuel SA
4.623% (SOFRRATE + 0.990%) due 10/16/2028 ~			19,300		19,429
4.698% (SOFRINDX + 1.070%) due 02/16/2028 ~			5,800		5,851
5.511% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD		2,000		1,389
Barclays PLC
2.279% due 11/24/2027 •			$23,156		22,956
4.337% due 01/10/2028			146		145
4.565% (SOFRRATE + 0.930%) due 05/24/2030 ~			12,000		12,020
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~			2,070		2,083
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~			6,000		6,017
7.385% due 11/02/2028 •			10,000		10,344
BNP Paribas SA
2.591% due 01/20/2028 •			10,900		10,785
BPCE SA
2.045% due 10/19/2027 •			12,176		12,083
6.612% due 10/19/2027 •			13,402		13,483
Brighthouse Financial Global Funding
5.550% due 04/09/2027			3,382		3,403

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
Canadian Imperial Bank of Commerce
4.297% due 06/26/2028 •			9,100		9,106
4.353% (SOFRRATE + 0.720%) due 01/13/2028 ~			5,600		5,609
4.438% (SOFRRATE + 0.800%) due 09/08/2028 ~			41,878		41,989
4.876% due 01/14/2030			20,000		20,340
4.950% due 06/29/2027	CAD		3,200		2,296
Citadel LP
4.875% due 01/15/2027			$1,275		1,274
Citibank NA
4.341% (SOFRRATE + 0.712%) due 11/19/2027 ~			1,066		1,067
Citigroup, Inc.
3.070% due 02/24/2028 •			4,200		4,161
4.643% due 05/07/2028 •			30,200		30,227
4.658% due 05/24/2028 •			900		901
4.915% (SOFRRATE + 1.280%) due 02/24/2028 ~			9,045		9,088
CNH Industrial Capital LLC
1.450% due 07/15/2026			800		799
CNO Global Funding
1.750% due 10/07/2026			5,900		5,858
5.875% due 06/04/2027			3,100		3,135
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •			44,105		43,630
Corebridge Global Funding
4.937% due 09/25/2026 •			208		208
Crown Castle, Inc.
1.050% due 07/15/2026			16,668		16,647
2.900% due 03/15/2027			4,858		4,806
4.000% due 03/01/2027			1,610		1,606
DBS Group Holdings Ltd.
4.239% (SOFRRATE + 0.600%) due 03/21/2028 ~			20,400		20,461
Deutsche Bank AG
2.311% due 11/16/2027 •			37,657		37,347
2.552% due 01/07/2028 •			32,140		31,824
5.706% due 02/08/2028 •			13,380		13,477
7.146% due 07/13/2027 •			7,915		7,922
Emirates NBD Bank PJSC
5.125% due 06/29/2031			17,800		17,744
EPR Properties
4.500% due 06/01/2027			13,400		13,376
Equitable America Global Funding
4.348% (SOFRRATE + 0.710%) due 09/15/2027 ~			15,498		15,481
Equitable Financial Life Global Funding
4.600% due 04/01/2027			9,500		9,519
4.875% due 11/19/2027			6,100		6,120
F&G Global Funding
5.875% due 06/10/2027			6,300		6,363
5.875% due 01/16/2030			2,600		2,631
Ford Motor Credit Co. LLC
2.700% due 08/10/2026			9,037		9,018
4.125% due 08/17/2027			600		595
4.271% due 01/09/2027			29,624		29,541
4.950% due 05/28/2027			1,000		1,001
5.078% (SOFRRATE + 1.450%) due 11/05/2026 ~			9,450		9,467
5.125% due 11/05/2026			13,803		13,820
5.800% due 03/05/2027			18,933		19,033
5.850% due 05/17/2027			200		202
GA Global Funding Trust
4.400% due 09/23/2027			22,703		22,612
GATX Corp.
5.400% due 03/15/2027			2,600		2,615
General Motors Financial Co., Inc.
2.350% due 02/26/2027			13,000		12,827
4.350% due 01/17/2027			9,267		9,259
4.675% (SOFRRATE + 1.040%) due 02/26/2027 ~			9,000		9,021
4.684% (SOFRINDX + 1.050%) due 07/15/2027 ~			11,160		11,182
5.000% due 04/09/2027			28,500		28,609
5.000% due 07/15/2027			9,223		9,276
5.400% due 05/08/2027			2,000		2,016
Goldman Sachs Bank USA
4.359% (SOFRINDX + 0.720%) due 06/03/2029 ~			25,000		25,048
Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •			5,136		5,107
1.948% due 10/21/2027 •			11,020		10,935
2.640% due 02/24/2028 •			11,200		11,066
4.341% (SOFRRATE + 0.710%) due 01/21/2029 ~			3,400		3,406
4.551% (SOFRRATE + 0.920%) due 10/21/2027 ~			3,319		3,324
4.755% (SOFRRATE + 1.120%) due 02/24/2028 ~			10,036		10,075
4.920% (SOFRRATE + 1.290%) due 04/23/2028 ~			1,492		1,501
4.937% due 04/23/2028 •			8,700		8,726
5.488% (SOFRRATE + 1.850%) due 03/15/2028 ~			3,305		3,334
5.682% (US0003M + 1.750%) due 10/28/2027 ~			7,578		7,617
Hardwood Funding LLC
4.360% due 06/08/2029 «(e)			4,600		4,514
HSBC Holdings PLC
2.013% due 09/22/2028 •			18,771		18,191
4.041% due 03/13/2028 •			11,500		11,459

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.755% due 06/09/2028 •			2,607		2,611
5.597% due 05/17/2028 •			12,065		12,171
5.887% due 08/14/2027 •			5,309		5,317
ING Groep NV
4.017% due 03/28/2028 •			6,900		6,875
Intesa Sanpaolo SpA
3.875% due 07/14/2027			3,348		3,326
Jackson National Life Global Funding
4.528% due 06/09/2027 •			12,566		12,597
4.588% (SOFRRATE + 0.950%) due 09/12/2028 ~			9,900		9,889
4.900% due 01/13/2027			11,165		11,186
JPMorgan Chase & Co.
1.470% due 09/22/2027 •			400		397
1.896% due 03/05/2028 •(e)	CAD		6,200		4,342
2.947% due 02/24/2028 •			$4,400		4,356
3.782% due 02/01/2028 •			4,300		4,283
4.323% due 04/26/2028 •			38,600		38,536
4.560% (SOFRRATE + 0.930%) due 07/22/2028 ~			3,477		3,493
5.040% due 01/23/2028 •			19,060		19,121
5.571% due 04/22/2028 •			25,442		25,658
KeyCorp
2.250% due 04/06/2027			6,500		6,394
Lloyds Banking Group PLC
3.574% due 11/07/2028 •			9,300		9,179
3.750% due 03/18/2028 •			21,600		21,490
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~			31,925		32,090
5.215% (SOFRINDX + 1.580%) due 01/05/2028 ~			6,600		6,637
5.985% due 08/07/2027 •			4,400		4,407
Lseg U.S. Fin Corp.
4.875% due 03/28/2027			277		278
Mizuho Bank Ltd.
5.317% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD		2,200		1,525
Mizuho Financial Group, Inc.
4.486% (SOFRRATE + 0.850%) due 07/13/2030 ~(a)			$14,300		14,307
4.707% (SOFRRATE + 1.080%) due 05/13/2031 ~			7,500		7,556
4.782% due 07/13/2030 •(a)			21,500		21,470
Morgan Stanley
1.512% due 07/20/2027 •			19,995		19,962
1.779% due 08/04/2027 •	CAD		2,900		2,043
2.475% due 01/21/2028 •			$451		446
4.210% due 04/20/2028 •			2,970		2,964
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~			5,900		5,919
Morgan Stanley Bank NA
5.016% due 01/12/2029 •			7,000		7,044
5.504% due 05/26/2028 •			5,700		5,748
Morgan Stanley Private Bank NA
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~			2,700		2,705
MUFG Bank Ltd.
5.197% (BBSW3M + 0.730%) due 09/20/2027 ~	AUD		39,200		27,236
Mutual of Omaha Cos Global Funding
4.514% due 06/09/2028			$2,800		2,787
National Bank of Canada
4.402% due 01/20/2029 •			3,800		3,808
4.950% due 02/01/2028 •			15,300		15,341
Nationwide Building Society
4.918% (SOFRRATE + 1.290%) due 02/16/2028 ~			5,150		5,172
6.557% due 10/18/2027 •			5,785		5,818
NatWest Group PLC
3.073% due 05/22/2028 •			27,037		26,696
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027			2,000		1,997
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026			26,510		26,279
Nomura Holdings, Inc.
2.329% due 01/22/2027			26,263		25,969
4.886% (SOFRRATE + 1.250%) due 07/02/2027 ~			650		655
Nordea Bank Abp
4.113% (SOFRRATE + 0.480%) due 05/22/2028 ~			17,500		17,508
4.338% (SOFRRATE + 0.700%) due 03/17/2028 ~			250		251
Pacific Life Global Funding II
4.230% (SOFRRATE + 0.600%) due 01/27/2028 ~			29,000		29,043
PNC Bank NA
4.361% (SOFRRATE + 0.730%) due 07/21/2028 ~			10,700		10,723
RGA Global Funding
2.000% due 11/30/2026			4,000		3,961
Royal Bank of Canada
4.456% (SOFRINDX + 0.820%) due 03/27/2028 ~			18,457		18,509
4.460% (SOFRINDX + 0.830%) due 01/24/2029 ~			7,895		7,921
4.492% (SOFRINDX + 0.860%) due 10/18/2028 ~			2,292		2,300
4.612% due 07/26/2027	CAD		20,800		14,914
5.069% due 07/23/2027 •			$3,500		3,502
Sammons Financial Group Global Funding
4.489% due 09/02/2027 •			13,900		13,910
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •			11,719		11,591
3.244% due 10/05/2026			6,600		6,582

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •			5,000		4,997
SBA Communications Corp.
3.875% due 02/15/2027			5,600		5,571
SBA Tower Trust
1.840% due 04/15/2027			4,500		4,403
Skandinaviska Enskilda Banken AB
4.699% (SOFRINDX + 1.060%) due 09/03/2030 ~			11,800		11,857
SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026			2,800		2,779
Societe Generale SA
2.797% due 01/19/2028 •			6,400		6,339
4.000% due 01/12/2027			10,000		9,974
4.729% due 02/19/2027 •			1,400		1,405
5.250% due 02/19/2027			1,900		1,909
5.519% due 01/19/2028 •			8,000		8,040
Standard Chartered PLC
5.657% (SOFRRATE + 2.030%) due 02/08/2028 ~			7,060		7,119
6.187% due 07/06/2027 •			2,000		2,000
State Street Corp.
4.580% (SOFRRATE + 0.950%) due 04/24/2028 ~			400		401
Sumisho Air Lease Corp.
1.875% due 08/15/2026			26,799		26,713
2.200% due 01/15/2027			21,904		21,626
3.625% due 04/01/2027			10,033		9,960
3.625% due 12/01/2027			14,988		14,783
5.850% due 12/15/2027			3,539		3,597
Sumitomo Mitsui Banking Corp.
5.418% (BBSW3M + 1.050%) due 07/28/2026 ~	AUD		5,000		3,464
Svenska Handelsbanken AB
4.198% (SOFRRATE + 0.560%) due 06/11/2029 ~			$10,000		10,013
Swedbank AB
5.337% due 09/20/2027			34,955		35,345
Synchrony Financial
3.700% due 08/04/2026			2,790		2,786
Toronto-Dominion Bank
4.210% due 06/01/2027	CAD		61,600		43,917
U.S. Bank NA
4.730% due 05/15/2028 •			$3,720		3,729
UBS Group AG
1.494% due 08/10/2027 •			1,000		997
4.703% due 08/05/2027 •			800		800
4.703% due 08/05/2027 •			11,974		11,974
6.327% due 12/22/2027 •			13,790		13,906
United Overseas Bank Ltd.
4.216% (SOFRINDX + 0.580%) due 04/02/2028 ~			21,200		21,266
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027			10,930		10,864
4.250% due 12/01/2026			35,083		35,019
4.500% due 09/01/2026			2,200		2,199
4.500% due 01/15/2028			17,720		17,605
5.750% due 02/01/2027			6,619		6,637
Wells Fargo & Co.
4.410% (SOFRRATE + 0.780%) due 01/24/2028 ~			11,000		11,020
4.700% (SOFRRATE + 1.070%) due 04/22/2028 ~			5,911		5,937
4.900% due 01/24/2028 •			50,500		50,618
5.707% due 04/22/2028 •			22,900		23,109
WP Carey, Inc.
4.250% due 10/01/2026			900		900

					2,409,757

INDUSTRIALS 15.3%
Alcon Finance Corp.
2.750% due 09/23/2026			23,503		23,414
Augusta SpinCo Corp.
4.321% due 09/23/2027			12,300		12,273
Bacardi Ltd.
4.700% due 05/15/2028			700		698
BAT Capital Corp.
3.557% due 08/15/2027			19,800		19,611
4.700% due 04/02/2027			6,697		6,710
Baxter International, Inc.
1.915% due 02/01/2027			4,771		4,693
Bayer U.S. Finance II LLC
4.375% due 12/15/2028			1,500		1,484
BMW U.S. Capital LLC
4.337% (SOFRRATE + 0.710%) due 08/11/2027 ~			49,600		49,755
4.428% (SOFRRATE + 0.790%) due 03/17/2028 ~			500		503
4.548% (SOFRINDX + 0.920%) due 08/13/2027 ~			500		502
4.557% (SOFRINDX + 0.920%) due 03/21/2028 ~			11,900		11,979
Boeing Co.
2.700% due 02/01/2027			12,460		12,326
5.040% due 05/01/2027			4,726		4,740
Campbell’s Co.
5.200% due 03/19/2027			18,213		18,329

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
Canadian Natural Resources Ltd.
3.850% due 06/01/2027		39,072		38,870
5.000% due 12/15/2029		3,900		3,940
Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		22,692		22,751
Coca-Cola Europacific Partners PLC
1.500% due 01/15/2027		600		591
Conagra Brands, Inc.
4.850% due 11/01/2028		1,000		1,002
Constellation Brands, Inc.
3.500% due 05/09/2027		1,894		1,880
Cox Communications, Inc.
3.350% due 09/15/2026		18,314		18,269
3.500% due 08/15/2027		1,300		1,283
Cox Enterprises, Inc.
7.375% due 07/15/2027		2,000		2,037
CSL Finance PLC
3.850% due 04/27/2027		1,100		1,094
Daimler Truck Finance North America LLC
4.597% (SOFRRATE + 0.960%) due 09/25/2027 ~		920		923
Dell International LLC/EMC Corp.
4.900% due 10/01/2026		9,582		9,586
Diamondback Energy, Inc.
5.200% due 04/18/2027		6,580		6,619
Dr. Horton, Inc.
1.300% due 10/15/2026		6,000		5,950
Element Fleet Management Corp.
5.643% due 03/13/2027		519		523
Elevance Health, Inc.
4.750% due 02/15/2030		5,200		5,218
Energy Transfer LP
3.900% due 07/15/2026		8,152		8,150
4.200% due 04/15/2027		5,173		5,163
4.400% due 03/15/2027		1,696		1,697
5.500% due 06/01/2027		14,235		14,330
6.050% due 12/01/2026		9,416		9,477
FactSet Research Systems, Inc.
2.900% due 03/01/2027		13,981		13,805
Fidelity National Information Services, Inc.
4.848% (SOFRRATE + 1.210%) due 03/10/2029 ~		18,800		18,942
Fiserv, Inc.
4.550% due 02/15/2031		11,700		11,427
Fox Corp.
4.709% due 01/25/2029		10,000		9,994
Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		6,560		6,478
Glencore Funding LLC
4.000% due 03/27/2027		2,247		2,240
4.695% (SOFRINDX + 1.060%) due 04/04/2027 ~		3,161		3,174
5.338% due 04/04/2027		1,968		1,981
Global Payments, Inc.
2.150% due 01/15/2027		36,999		36,526
Haleon U.S. Capital LLC
3.375% due 03/24/2027		2,800		2,780
HCA, Inc.
3.125% due 03/15/2027		4,683		4,640
4.500% due 02/15/2027		481		481
4.509% (SOFRRATE + 0.870%) due 03/01/2028 ~		3,000		3,012
Hyatt Hotels Corp.
5.750% due 01/30/2027		1,423		1,431
Hyundai Capital America
1.650% due 09/17/2026		2,105		2,093
3.500% due 11/02/2026		2,471		2,465
4.552% (SOFRRATE + 0.920%) due 01/07/2028 ~		5,490		5,507
4.627% (SOFRRATE + 0.990%) due 03/25/2027 ~		9,500		9,530
4.667% (SOFRRATE + 1.030%) due 09/24/2027 ~		2,250		2,259
4.677% (SOFRRATE + 1.040%) due 03/19/2027 ~		6,820		6,841
4.677% (SOFRRATE + 1.040%) due 06/24/2027 ~		300		302
4.707% due 09/18/2028 •		1,025		1,030
4.757% (SOFRRATE + 1.120%) due 06/23/2027 ~		10,400		10,452
4.850% due 03/25/2027		5,500		5,517
5.131% (SOFRRATE + 1.500%) due 01/08/2027 ~		11,690		11,745
5.250% due 01/08/2027		5,513		5,536
5.300% due 03/19/2027		4,700		4,729
Hyundai Capital Services, Inc.
2.500% due 01/24/2027		3,395		3,355
5.125% due 02/05/2027		5,000		5,017
Illumina, Inc.
4.650% due 09/09/2026		3,976		3,977
Imperial Brands Finance PLC
3.500% due 07/26/2026		1,300		1,299
4.500% due 06/30/2028		6,000		5,987
JDE Peet’s NV
1.375% due 01/15/2027		16,100		15,805
Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026		10,379		10,343

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.208% (SOFRRATE + 0.580%) due 11/15/2026 ~			14,320		14,319
4.518% (SOFRINDX + 0.880%) due 03/15/2027 ~			5,963		5,975
5.100% due 03/15/2027			7,881		7,908
Kyndryl Holdings, Inc.
2.050% due 10/15/2026			1,515		1,505
Marathon Petroleum Corp.
5.125% due 12/15/2026			22,354		22,373
Mercedes-Benz Finance North America LLC
4.478% (SOFRRATE + 0.850%) due 11/15/2027 ~			250		251
Mitsubishi Corp.
4.339% (SOFRRATE + 0.700%) due 09/09/2028 ~			6,700		6,717
Molson Coors Beverage Co.
3.000% due 07/15/2026			14,658		14,650
MPLX LP
4.125% due 03/01/2027			9,891		9,869
Northwest Pipeline LLC
4.000% due 04/01/2027			700		698
NTT Finance Corp.
1.591% due 04/03/2028			7,800		7,406
4.465% (SOFRRATE + 0.830%) due 06/20/2029 ~(a)			6,000		6,001
4.567% due 07/16/2027			18,300		18,319
4.713% (SOFRRATE + 1.080%) due 07/16/2028 ~			7,635		7,697
Occidental Petroleum Corp.
3.000% due 02/15/2027			800		794
Oracle Corp.
2.800% due 04/01/2027			37,390		36,899
Otis Worldwide Corp.
4.488% due 05/07/2029			7,900		7,873
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026			570		568
4.200% due 04/01/2027			1,360		1,355
5.350% due 01/12/2027			9,360		9,391
QatarEnergy
1.375% due 09/12/2026			3,900		3,881
4.625% due 06/23/2029			10,100		10,038
Renesas Electronics Corp.
2.170% due 11/25/2026			500		495
Rogers Communications, Inc.
3.200% due 03/15/2027			22,881		22,672
3.650% due 03/31/2027	CAD		16,900		11,959
Roper Technologies, Inc.
3.800% due 12/15/2026			$7,952		7,939
Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027			13,800		13,831
5.500% due 04/01/2028			27,260		27,524
7.500% due 10/15/2027			2,000		2,073
Sherwin-Williams Co.
3.450% due 06/01/2027			1,645		1,631
SK Hynix, Inc.
5.500% due 01/16/2027			13,290		13,360
Smith & Nephew PLC
5.150% due 03/20/2027			1,297		1,302
Smithfield Foods, Inc.
4.250% due 02/01/2027			5,566		5,553
Southwest Airlines Co.
3.000% due 11/15/2026			7,600		7,564
5.125% due 06/15/2027			5,627		5,651
Spectra Energy Partners LP
3.375% due 10/15/2026			14,561		14,520
Synopsys, Inc.
4.650% due 04/01/2028			13,000		13,019
Take-Two Interactive Software, Inc.
3.700% due 04/14/2027			1,071		1,065
TC PipeLines LP
3.900% due 05/25/2027			1,643		1,635
Telefonica Emisiones SA
4.103% due 03/08/2027			28,868		28,756
Textron, Inc.
3.650% due 03/15/2027			5,580		5,551
Toll Brothers Finance Corp.
4.875% due 03/15/2027			300		301
Toyota Credit Canada, Inc.
4.420% due 06/28/2027	CAD		30,800		22,028
Transurban Finance Co. Pty. Ltd.
3.375% due 03/22/2027			$600		595
Valero Energy Corp.
3.400% due 09/15/2026			4,373		4,364
Viatris, Inc.
2.300% due 06/22/2027			3,500		3,419
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026			2,160		2,153
4.697% (SOFRRATE + 1.060%) due 03/25/2027 ~			5,150		5,165
4.900% due 08/14/2026			5,583		5,586
4.950% due 03/25/2027			7,500		7,525
5.300% due 03/22/2027			9,253		9,312
5.700% due 09/12/2026			25,216		25,275

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026			3,505		3,492
Woodside Finance Ltd.
3.700% due 09/15/2026			22,797		22,754

					1,049,626

UTILITIES 6.1%
Alliant Energy Finance LLC
5.400% due 06/06/2027			5,200		5,236
Australian Gas Networks Ltd.
4.882% (BBSW3M + 0.420%) due 07/01/2026 ~	AUD		5,000		3,462
Black Hills Corp.
3.150% due 01/15/2027			$10,294		10,226
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026			3,395		3,391
Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026			1,454		1,455
Dominion Energy, Inc.
2.850% due 08/15/2026			6,800		6,787
DTE Energy Co.
2.850% due 10/01/2026			2,866		2,857
4.950% due 07/01/2027			8,302		8,345
Edison International
4.125% due 03/15/2028			16,616		16,385
ENEL Finance International NV
1.625% due 07/12/2026			18,150		18,133
3.625% due 05/25/2027			8,205		8,137
4.625% due 06/15/2027			2,717		2,721
Entergy Corp.
2.950% due 09/01/2026			620		619
Eversource Energy
1.400% due 08/15/2026			2,000		1,992
2.900% due 03/01/2027			24,011		23,773
Fells Point Funding Trust
3.046% due 01/31/2027			26,900		26,657
Fortis, Inc.
3.055% due 10/04/2026			10,400		10,362
Georgia Power Co.
4.053% (SOFRINDX + 0.420%) due 11/22/2027 ~			96,800		97,019
Israel Electric Corp. Ltd.
7.750% due 12/15/2027			600		624
National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~			19,500		19,532
ONEOK, Inc.
4.250% due 09/24/2027			8,300		8,271
5.550% due 11/01/2026			986		989
Pacific Gas & Electric Co.
2.100% due 08/01/2027			28,900		28,146
Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~			37,800		37,979
Southern California Edison Co.
4.400% due 09/06/2026			19,191		19,186
4.700% due 06/01/2027			5,145		5,145
4.875% due 02/01/2027			20,485		20,521
Vistra Operations Co. LLC
3.700% due 01/30/2027			7,768		7,727
5.050% due 12/30/2026			16,933		16,959
Xcel Energy, Inc.
1.750% due 03/15/2027			5,020		4,929

					417,565

Total Corporate Bonds & Notes (Cost $3,877,964)					3,876,948

U.S. GOVERNMENT AGENCIES 15.9%
Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032 (g)			9,573		9,207
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.654% due 06/25/2029			6,400		6,130
Federal Home Loan Mortgage Corp. REMICS
1.000% due 02/25/2042 - 09/15/2044			32,454		28,445
1.500% due 12/15/2042			2,612		2,273
2.500% due 10/25/2048			1,562		1,425
2.750% due 03/15/2045			331		331
3.000% due 09/15/2032			459		457
4.084% due 05/15/2038 •			1,416		1,401
4.094% due 05/15/2041 •			1,200		1,187
4.104% due 06/15/2040 •			1,254		1,226
4.107% due 06/15/2035 - 12/15/2046 •			7,224		7,146
4.114% due 12/15/2036 - 09/15/2044 •			30,547		30,198
4.114% due 10/15/2037 •(g)			16,692		16,424
4.137% due 06/15/2036 •			494		492
4.157% due 09/15/2048 - 08/15/2049 •			3,066		3,017
4.164% due 01/15/2037 - 01/15/2040 •			2,863		2,830
4.204% due 11/15/2042 •			702		698

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.214% due 12/15/2037 - 05/15/2038 •		1,507		1,480
4.528% due 09/25/2055 - 11/25/2055 •		7,295		7,340
4.549% due 12/15/2050 •		7,631		7,618
4.568% due 11/25/2054 •(g)		54,758		55,207
4.578% due 10/25/2054 - 09/25/2055 •		59,925		60,432
4.628% due 10/25/2052 - 08/25/2055 •(g)		84,978		85,433
4.628% due 02/25/2055 - 06/25/2055 •		24,653		24,850
4.642% due 07/25/2056 •		47,271		47,282
4.650% due 07/25/2056 •		8,100		8,113
4.728% due 08/25/2054 - 07/25/2055 •		8,114		8,186
4.728% due 01/25/2055 •(g)		18,024		18,206
4.778% due 01/25/2055 - 08/25/2055 •		30,877		31,222
4.828% due 12/25/2054 - 08/25/2055 •		22,094		22,348
5.078% due 06/25/2055 •(g)		16,493		16,717
Federal Home Loan Mortgage Corp. STRIPS
4.114% due 02/15/2038 •(g)		18,870		18,687
4.778% due 05/25/2054 •		13,523		13,658
Federal National Mortgage Association
2.500% due 02/01/2035 (g)		7,151		6,882
4.720% due 10/01/2028 (g)		1,000		1,004
5.810% due 06/01/2031 (g)		5,600		5,734
Federal National Mortgage Association REMICS
1.250% due 05/25/2043		3,351		3,070
1.375% due 12/25/2027		1,070		1,055
1.500% due 07/25/2032		397		394
1.750% due 06/25/2027		703		696
2.750% due 02/25/2044		22		22
3.000% due 06/25/2033 - 02/25/2044		71		71
3.500% due 06/25/2048		3,351		3,198
4.042% due 01/25/2048 •		1,098		1,083
4.064% due 03/25/2048 - 06/25/2048 •		4,959		4,911
4.077% due 12/25/2048 •		6,537		6,472
4.084% due 01/25/2045 •		1,418		1,387
4.114% due 10/25/2044 - 05/25/2058 •		24,548		24,327
4.142% due 09/25/2043 - 07/25/2050 •		10,988		10,796
4.164% due 07/25/2044 - 09/25/2049 •		8,385		8,314
4.184% due 11/25/2046 •		949		932
4.192% due 07/25/2049 - 08/25/2049 •		16,220		15,978
4.204% due 12/25/2046 •		763		758
4.214% due 07/25/2046 •		8,447		8,408
4.242% due 12/25/2049 - 01/25/2050 •		6,003		5,920
4.449% due 01/25/2051 •		4,315		4,334
4.528% due 09/25/2054 •(g)		57,134		57,391
4.528% due 08/25/2055 •		5,992		6,032
4.538% due 03/25/2055 •		7,815		7,871
4.578% due 01/25/2055 - 03/25/2055 •		7,865		7,933
4.628% due 03/25/2055 - 07/25/2055 •		23,483		23,519
4.678% due 05/25/2055 - 09/25/2055 •		6,445		6,511
4.678% due 04/25/2056 •(g)		45,768		45,761
4.728% due 12/25/2054 - 04/25/2056 •		35,615		35,795
4.778% due 01/25/2055 •(g)		19,850		20,066
4.778% due 03/25/2055 •		11,407		11,507
4.788% due 03/25/2055 •		13,090		13,244
4.808% due 08/25/2055 •		14,794		14,892
4.828% due 12/25/2053 - 11/25/2055 •		7,290		7,362
4.878% due 11/25/2053 - 09/25/2055 •		27,910		28,160
4.928% due 08/25/2054 •		10,634		10,720
5.028% due 12/25/2054 •		910		920
Federal National Mortgage Association-ACES
2.469% due 08/25/2029 (g)		4,084		3,871
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		2,683		2,380
4.000% due 07/20/2049 •		895		826
4.054% due 03/20/2037 •		679		672
4.064% due 04/20/2037 •		392		391
4.135% due 02/20/2043 •		11,393		11,314
4.204% due 04/20/2049 •		4,066		4,014
4.231% due 06/20/2067 •		69		69
4.261% due 04/20/2061 •		94		94
4.309% due 08/20/2075 •		17,398		17,465
4.459% due 04/20/2054 •		755		758
4.461% due 04/20/2070 •		10,318		10,353
4.509% due 06/20/2055 •(g)		23,032		23,202
4.509% due 07/20/2074 •		20,280		20,588
4.511% due 08/20/2067 •		447		448
4.559% due 01/20/2054 - 05/20/2055 •		5,927		5,975
4.561% due 08/20/2062 ~		143		143
4.609% due 06/20/2055 •		9,065		9,164
4.709% due 05/20/2073 •		3,061		3,132
4.759% due 06/20/2055 - 07/20/2055 •		10,940		11,082
4.809% due 08/20/2055 •		10,307		10,374
4.898% due 04/20/2067 •		718		724
5.077% due 11/20/2067 •		366		370
5.197% due 06/20/2067 •		851		861
5.577% due 09/20/2067 •		1,846		1,870

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.581% due 07/20/2067 •			1,601		1,621

Total U.S. Government Agencies (Cost $1,097,501)					1,094,857

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Inflation Protected Securities
2.125% due 04/15/2029 (d)(i)			19,697		19,758

Total U.S. Treasury Obligations (Cost $19,709)					19,758

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Ashford Hospitality Trust
4.698% due 04/15/2035 •			890		891
Avon Finance
4.646% due 12/28/2049 •	GBP		14,049		18,644
BBCCRE Trust
3.966% due 08/10/2033			$1,966		1,838
Benchmark Mortgage Trust
4.203% due 10/10/2051			2,552		2,548
BSREP Commercial Mortgage Trust
4.690% due 08/15/2038 •			3,749		3,613
BX Commercial Mortgage Trust
4.469% due 10/15/2036 •			2,386		2,386
Citigroup Mortgage Loan Trust, Inc.
3.375% due 10/25/2062 þ			19,932		18,102
5.128% due 06/25/2055 •			3,052		3,069
CSWF Corp.
4.807% due 06/15/2034 •			1,231		1,230
Government National Mortgage Association REMICS
4.379% due 09/20/2075 •			9,499		9,587
4.389% due 10/20/2075 •			9,934		10,015
GS Mortgage-Backed Securities Trust
5.013% due 07/25/2065 þ			7,676		7,618
Harvest Funding PLC
4.643% due 11/15/2069 •	GBP		10,000		13,267
JP Morgan Chase Commercial Mortgage Securities Trust
4.750% due 06/15/2038 •			$9,000		8,711
JP Morgan Mortgage Trust
4.954% due 03/25/2066 ~			5,271		5,206
5.567% due 09/25/2065 ~			1,662		1,664
5.591% due 06/25/2065 þ			3,054		3,053
Lanebrook Mortgage Transaction PLC
4.546% due 03/15/2061 •	GBP		4,548		6,037
Lehman XS Trust
4.303% due 12/25/2035 •			$258		249
MFA Trust
1.131% due 07/25/2060 ~			12,096		11,106
1.381% due 04/25/2065 ~			1,233		1,215
Mortgage House RMBS Osmium
5.550% due 11/15/2066 •	AUD		4,026		2,792
New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~			$1,692		1,640
OBX Trust
5.988% due 01/25/2064 þ			3,044		3,054
Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ			18,521		17,903
PRKCM Trust
5.101% due 10/25/2060 þ			6,093		6,062
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD		46,200		31,882
PRPM LLC
4.942% due 12/25/2055 þ			$1,872		1,850
Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~			241		238
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~			6,462		6,240
2.900% due 10/25/2059 ~			3,013		2,887
Tower Bridge Funding PLC
4.536% due 12/20/2066 •	GBP		497		660
Triton Bond Trust
5.506% due 09/11/2053 •	AUD		13,000		9,024
UWM Mortgage Trust
4.578% due 12/25/2051 •			$9,590		8,957
Verus Securitization Trust
1.262% due 10/25/2063 ~			54		52
5.712% due 01/25/2069 þ			4,001		4,004

Total Non-Agency Mortgage-Backed Securities (Cost $229,095)					227,294

ASSET-BACKED SECURITIES 21.7%
AUTOMOBILE ABS OTHER 2.2%
CarMax Auto Owner Trust
4.043% due 08/15/2029 •			26,400		26,437

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
Cars Alliance Auto Loans Germany V
2.729% due 01/18/2036 •	EUR		21,358		24,412
GM Financial Automobile Leasing Trust
3.959% due 10/20/2027 •			$6,408		6,410
Hyundai Auto Receivables Trust
3.943% (SOFR30A + 0.350%) due 07/17/2028 ~			19,294		19,294
M&T Bank Auto Receivables Trust
4.093% due 05/15/2028 •			2,443		2,444
Nissan Auto Receivables Owner Trust
4.023% due 03/15/2029 •			18,000		18,027
Stellantis Financial Underwritten Enhanced Lease Trust
4.109% due 01/22/2029 •			13,600		13,607
Toyota Lease Owner Trust
3.939% due 02/22/2028 •			13,544		13,550
3.949% due 05/22/2028 •			10,464		10,469
Volkswagen Auto Lease Trust
3.979% due 04/20/2028 •			16,283		16,287

					150,937

AUTOMOBILE SEQUENTIAL 4.1%
BMW Canada Auto Trust
3.586% due 05/21/2029	CAD		12,800		9,062
Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028			$3,510		3,534
CarMax Auto Owner Trust
4.110% due 08/15/2029			9,800		9,783
4.590% due 07/17/2028			1,802		1,804
Carvana Auto Receivables Trust
3.915% due 06/10/2027			19,633		19,633
4.100% due 06/11/2029			13,800		13,776
4.550% due 05/10/2030			2,841		2,845
4.640% due 01/10/2030			1,637		1,641
Chase Auto Owner Trust
4.940% due 07/25/2029			3,762		3,777
5.680% due 01/25/2029			798		803
Chesapeake IV Funding DAC
4.082% due 07/15/2027			1,100		1,100
Enterprise Fleet Financing LLC
4.050% due 08/20/2028			16,400		16,362
4.690% due 07/20/2027			3,926		3,931
Ford Credit Auto Owner Trust
3.880% due 06/15/2028			6,706		6,698
GM Financial Automobile Leasing Trust
4.540% due 05/20/2027			4,645		4,648
4.550% due 07/20/2027			8,720		8,728
GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028			2,241		2,244
5.100% due 03/16/2029			4,008		4,026
5.450% due 06/16/2028			1,045		1,049
GM Financial Revolving Receivables Trust
4.980% due 12/11/2036			5,000		5,067
Harley-Davidson Motorcycle Trust
4.710% due 07/17/2028			4,621		4,626
Hertz Vehicle Financing III LLC
6.150% due 03/25/2030			5,000		5,146
Huntington Auto Trust
5.230% due 01/16/2029			2,956		2,969
Hyundai Auto Lease Securitization Trust
4.370% due 01/18/2028			10,962		10,967
4.770% due 03/15/2027			247		247
Hyundai Auto Receivables Trust
4.990% due 02/15/2029			3,268		3,280
LAD Auto Receivables Trust
3.750% due 05/15/2029			3,100		3,089
4.170% due 08/15/2029			3,000		2,996
M&T Bank Auto Receivables Trust
3.926% due 06/15/2027			60,804		60,798
5.220% due 02/17/2032			3,440		3,463
Nissan Auto Lease Trust
3.900% due 05/15/2028			16,190		16,141
4.920% due 11/15/2027			5,000		5,014
PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030			3,500		3,479
SBNA Auto Lease Trust
5.560% due 11/22/2027			3,117		3,121
SCCU Auto Receivables Trust
4.180% due 08/15/2029			6,900		6,888
SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029			2,800		2,793
4.650% due 05/22/2028			223		223
5.470% due 10/20/2028			919		922
Stellantis Financial Underwritten Enhanced Lease Trust
4.520% due 11/20/2029 (a)			14,440		14,467
Toyota Auto Receivables Owner Trust
4.460% due 03/15/2028			2,798		2,801

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
Toyota Lease Owner Trust
4.210% due 09/20/2027			2,339		2,339
4.580% due 07/20/2027			781		781
World Omni Auto Receivables Trust
4.430% due 12/17/2029			4,447		4,454
5.150% due 11/15/2028			1,233		1,237

					282,752

CMBS OTHER 0.7%
Acore Issuer LLC
5.089% due 08/20/2043 •			7,400		7,405
ACREC LLC
4.950% due 07/18/2043 «•			10,100		10,100
FS Rialto Issuer LLC
5.089% due 01/19/2044 •			4,900		4,915
GPMT Ltd.
5.108% due 12/15/2036 •			1,490		1,492
GS REFT Issuer Ltd.
5.139% due 10/19/2043 •			15,600		15,641
INCREF LLC
5.050% due 01/19/2044 •			10,000		10,005
PFP Ltd.
5.126% due 12/18/2042 •			1,200		1,205
5.137% due 08/18/2043 •			1,400		1,406

					52,169

CREDIT CARD BULLET 1.5%
American Express Credit Account Master Trust
5.230% due 09/15/2028			3,100		3,109
BA Credit Card Trust
4.930% due 05/15/2029			11,000		11,073
CARDS II Trust
4.227% due 04/15/2031 •			28,500		28,596
4.630% due 03/15/2031			10,700		10,701
Evergreen Credit Card Trust
4.219% due 10/15/2029 •			36,600		36,722
Synchrony Card Funding LLC
5.040% due 03/15/2030			10,600		10,656

					100,857

CREDIT CARD OTHER 1.2%
Trillium Credit Card Trust II
4.218% due 09/26/2030 •			27,700		27,745
4.226% due 03/26/2031 •			53,200		53,322

					81,067

HOME EQUITY OTHER 0.1%
RCKT Mortgage Trust
5.582% due 12/25/2044 þ			6,546		6,564

OTHER ABS 11.9%
37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •			6,200		6,207
522 Funding CLO Ltd.
4.866% due 10/23/2034 •			1,600		1,602
AlbaCore Euro CLO IV DAC
3.194% due 07/15/2035 •	EUR		1,470		1,684
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •			$6,400		6,402
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •			2,100		2,102
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040			1,700		1,683
ARES European CLO X DAC
2.984% due 10/15/2031 •	EUR		1,329		1,519
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			15,800		18,053
ARES XLIV CLO Ltd.
4.803% due 04/15/2034 •			$20,600		20,621
ARES XXVII CLO Ltd.
4.820% due 10/28/2034 •			19,500		19,523
Atlantic Avenue Ltd.
4.935% due 01/20/2035 •			22,000		22,024
Bain Capital Credit CLO Ltd.
4.702% due 10/21/2034 •			1,000		1,001
Barings Euro CLO DAC
3.426% due 08/15/2039 •	EUR		13,000		14,866
3.444% due 10/21/2038 •			10,900		12,473
BlueMountain CLO XXXII Ltd.
4.773% due 10/15/2034 •			$11,000		11,009

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
BlueMountain CLO XXXIV Ltd.
4.825% due 04/20/2035 •			23,200		23,212
Bosphorus CLO IX DAC
3.614% due 04/15/2038 •	EUR		6,800		7,784
Canyon CLO Ltd.
4.773% due 10/15/2034 •			$3,100		3,104
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •	EUR		1,039		1,188
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •			$19,100		19,109
CarVal CLO I Ltd.
4.910% due 07/16/2031 •			1,053		1,053
CCG Receivables Trust
4.480% due 10/14/2032			6,126		6,134
Commonbond Student Loan Trust
2.550% due 05/25/2041			74		71
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •			9,100		9,110
Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR		4,081		4,666
CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •			1,920		2,197
DLLMT LLC
4.030% due 07/20/2028			$1,500		1,497
Dryden 27 R Euro CLO DAC
2.864% due 04/15/2033 •	EUR		6,266		7,161
Dryden 52 Euro CLO DAC
3.143% due 05/15/2034 •			4,806		5,492
ECMC Group Student Loan Trust
4.492% due 02/27/2068 •			$8,443		8,430
Fortress Credit BSL VII Ltd.
4.756% due 07/23/2032 •			789		790
Galaxy XXII CLO Ltd.
4.700% due 04/16/2034 •			1,155		1,155
Gallatin CLO VIII Ltd.
5.025% due 07/15/2031 •			5,084		5,086
Golub Capital Partners CLO 50B-R Ltd.
4.785% due 04/20/2035 •			10,500		10,509
GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027			1,378		1,379
Greywolf CLO III Ltd.
4.894% due 04/22/2033 •			414		415
Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR		13,600		15,555
Harvest CLO XXXII DAC
0.000% due 07/25/2037 «•(a)			4,600		5,256
Hayfin Emerald CLO VI DAC
3.454% due 10/15/2038 •			2,550		2,916
ICG U.S. CLO Ltd.
4.670% due 01/16/2033 •			$1,990		1,990
Invesco CLO Ltd.
4.825% due 07/20/2035 •			13,000		13,015
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			7,000		7,008
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			12,800		12,814
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			15,550		15,568
KKR CLO 36 Ltd.
4.823% due 10/15/2034 •			18,300		18,321
LCM 30 Ltd.
5.017% due 04/20/2031 •			610		611
LCM 35 Ltd.
4.753% due 10/15/2034 •			5,600		5,603
Madison Park Euro Funding XIV DAC
3.004% due 07/15/2032 •	EUR		8,335		9,535
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			$10,000		10,000
Marble Point CLO XVI Ltd.
4.667% due 11/16/2034 •			16,950		16,968
Marble Point CLO XXIV Ltd.
4.765% due 04/20/2035 •			12,000		12,008
Mountain View CLO XIV Ltd.
4.832% due 10/15/2034 •			19,150		19,172
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069			3,915		3,718
1.580% due 04/15/2070			5,573		5,004
1.690% due 05/15/2069			2,329		2,176
4.740% due 04/15/2069 •			2,155		2,146
Navient Refinance Loan Trust
4.800% due 10/15/2055			11,613		11,566
Nelnet Student Loan Trust
4.442% due 09/27/2038 •			5,907		5,907
4.592% due 02/25/2066 •			4,067		4,065
4.610% due 02/21/2061			12,908		12,686
4.650% due 08/20/2054			11,842		11,653

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
4.670% due 06/22/2065			24,801		24,300
4.840% due 05/17/2055			13,208		13,120
4.909% due 02/21/2061 •			4,062		4,068
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		11,700		13,385
Northwoods Capital XI-B Ltd.
0.000% due 07/19/2037 «~(a)			$18,600		18,600
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			251		251
Ocean Trails CLO XI
4.705% due 07/20/2034 •			20,100		20,110
Palmer Square European Loan Funding DAC
3.054% due 10/15/2034 •	EUR		12,286		14,036
3.134% due 07/15/2035 •			11,571		13,228
3.150% due 10/15/2035 •			12,700		14,528
Palmer Square Loan Funding Ltd.
4.470% due 08/08/2032 •			$5,477		5,480
4.493% due 01/15/2033 •			4,136		4,133
PFS Financing Corp.
5.520% due 10/15/2028			8,000		8,030
Post CLO Ltd.
4.775% due 04/20/2035 •			7,700		7,707
Post Road Equipment Finance LLC
4.900% due 05/15/2031			1,588		1,595
PPM CLO 3 Ltd.
4.800% due 07/17/2034 •			12,300		12,313
Providus CLO V DAC
3.513% due 11/15/2039 •	EUR		13,400		15,329
SLM Student Loan Trust
4.192% due 06/25/2043 •			$9,683		9,592
4.392% due 12/27/2038 •			4,909		4,873
4.392% due 06/26/2055 •			5,560		5,511
SMB Private Education Loan Trust
1.290% due 07/15/2053			3,757		3,595
4.840% due 07/15/2053 •			459		460
5.030% due 03/15/2056			31,644		31,445
5.240% due 03/15/2056			2,736		2,751
5.243% due 09/15/2053 •			2,485		2,518
5.380% due 07/15/2053			3,843		3,874
5.670% due 11/15/2052			3,606		3,640
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •			3,000		3,003
Trimaran CAVU Ltd.
4.687% due 10/25/2034 •			7,200		7,202
Trinitas CLO VI Ltd.
4.777% due 01/25/2034 •			5,229		5,233
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •			2,500		2,503
Unity-Peace Park CLO Ltd.
4.735% due 04/20/2035 •			20,200		20,212
Venture 33 CLO Ltd.
4.995% due 07/15/2031 •			290		290
Venture 44 CLO Ltd.
4.815% due 10/20/2034 •			5,300		5,306
Verizon Master Trust
4.170% due 08/20/2030			9,200		9,192
Voya CLO Ltd.
4.735% due 04/20/2034 •			8,000		8,006
Wellfleet CLO Ltd.
4.823% due 07/15/2034 •			7,150		7,159
Whetstone Park CLO Ltd.
4.745% due 01/20/2035 •			4,600		4,603

					816,753

Total Asset-Backed Securities (Cost $1,494,079)					1,491,099

SOVEREIGN ISSUES 2.1%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		8,025,000		8,595
5.000% due 10/01/2028			1,565,000		1,711
5.800% due 10/01/2029			4,290,000		4,789
Chile Government International Bonds
2.750% due 01/31/2027			$1,400		1,387
Eagle Funding Luxco SARL
5.500% due 08/17/2030			34,850		35,035
KSA Sukuk Ltd.
5.250% due 06/04/2027			36,800		37,039
Kuwait International Government Bonds
3.500% due 03/20/2027			1,700		1,691
Panama Government International Bonds
3.875% due 03/17/2028			4,100		4,044
Peru Government International Bonds
4.125% due 08/25/2027			11,900		11,918
Romania Government International Bonds
5.250% due 11/25/2027			2,900		2,912

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

		$		$
Saudi Government International Bonds
0.750% due 07/09/2027	EUR		12,700		14,188
5.125% due 01/13/2028			$19,400		19,536

Total Sovereign Issues (Cost $144,287)					142,845

SHORT-TERM INSTRUMENTS 6.1%
CERTIFICATES OF DEPOSIT 0.4%
Banco Itau Chile
4.290% due 12/01/2026			25,600		25,593

COMMERCIAL PAPER 5.3%
Alimentation Couche-Tard, Inc.
4.010% due 07/14/2026			2,900		2,895
Boston Scientific Corp.
3.980% due 07/13/2026			12,110		12,093
4.000% due 08/04/2026			7,500		7,471
Columbia Pipelines Holding Co. LLC
4.100% due 07/28/2026			13,900		13,857
Constellation Energy Generation LLC
4.000% due 07/20/2026			4,900		4,888
4.050% due 07/30/2026			13,300		13,250
Enbridge U.S., Inc.
4.040% due 08/17/2026			22,900		22,777
Fidelity National Information Services, Inc.
4.000% due 07/09/2026			49,700		49,651
4.000% due 07/10/2026			20,500		20,478
HCA, Inc.
4.220% due 07/23/2026			5,200		5,186
4.300% due 08/17/2026			44,000		43,743
4.300% due 08/18/2026			48,300		48,011
4.330% due 07/27/2026			7,200		7,177
4.350% due 09/09/2026			4,700		4,659
Keurig Dr. Pepper, Inc.
4.400% due 07/15/2026			20,000		19,965
4.410% due 08/24/2026			22,200		22,053
McCormick & Co., Inc.
4.000% due 07/02/2026			6,600		6,599
Oglethorpe Power Corp.
4.050% due 07/07/2026			14,900		14,889
ONE Gas, Inc.
4.040% due 07/09/2026			12,700		12,687
Spire, Inc.
4.050% due 07/29/2026			11,200		11,164
TELUS Corp.
4.250% due 09/16/2026			6,000		5,943
4.300% due 08/19/2026			12,000		11,928

					361,364

REPURCHASE AGREEMENTS (f) 0.2%					13,900

SHORT-TERM NOTES 0.1%
AutoNation Finance Trust
3.961% due 06/15/2027			10,426		10,426

U.S. TREASURY BILLS 0.1%
3.917% due 07/21/2026—09/24/2026 (b)(c)(i)			8,734		8,706

Total Short-Term Instruments (Cost $420,049)					419,989

Total Investments in Securities (Cost $7,282,684)					7,272,790

Total Investments 105.9% (Cost $7,282,684)					$7,272,790
Financial Derivative Instruments (h)(j) 0.4%(Cost or Premiums, net $3,307)					26,131
Other Assets and Liabilities, net (6.3)%					(433,041)

Net Assets 100.0%					$6,865,880

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank of America Corp.	3.615%	03/16/2028		$6,362	$6,232	0.09%
Hardwood Funding LLC	4.360	06/08/2029		4,600	4,514	0.07
JPMorgan Chase & Co.	1.896	03/05/2028		4,414	4,342	0.06

				$15,376	$15,088	0.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	3.650%	06/30/2026	07/01/2026	$4,000	U.S. Treasury Bonds 4.000% due 11/15/2052	$(4,063)	$4,000	$4,000
SAL	3.630	06/30/2026	07/01/2026	9,900	U.S. Treasury Bills 0.000% due 10/27/2026	(10,102)	9,900	9,901

Total Repurchase Agreements						$(14,165)	$13,900	$13,901

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
SAL	3.770%	06/25/2026	07/09/2026	$(22,209)	$(22,223)
	3.800	06/26/2026	07/10/2026	(188,885)	(188,985)
	3.810	06/25/2026	07/09/2026	(150,292)	(150,387)
	3.810	06/26/2026	07/13/2026	(3,690)	(3,692)

Total Reverse Repurchase Agreements					$(365,287)

(g)	Securities with an aggregate market value of $383,793 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(120,504) at a weighted average interest rate of 3.753%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	12/2026	2,356	$655,628	$267	$67	$(168)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	2,932	604,381	822	0	(344)
CBOT 30 Day Federal Funds Futures	08/2026	2,632	1,056,065	52	0	(55)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	10,430	1,116,499	3,185	0	(1,956)
SFE 3 Year Australian Bond Futures	09/2026	5,485	397,200	2,064	217	(326)
Three Month SONIA Index Futures	03/2027	2,035	647,939	(733)	0	(67)

				$5,657	$284	$(2,916)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Montreal Exchange 5 Year Canadian Bond Futures	09/2026	832	$(66,349)	$(279)	$6	$0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	3,157	(355,064)	(3,601)	1,233	0
Ultra U.S. Treasury Bond Futures	09/2026	281	(32,640)	(664)	211	0

				$(4,544)	$1,450	$0

Total Futures Contracts				$1,113	$1,734	$(2,916)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

											Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	95,400	$(2,108)	$(1,003)	$(3,111)	$0	$(130)
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		64,000	(1,860)	(365)	(2,225)	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	195,900	(718)	1,807	1,089	332	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		304,340	1,218	5,570	6,788	643	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		205,960	(307)	(347)	(654)	474	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		41,300	(151)	897	746	104	0
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	1,801,500	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		3,897,300	0	(4)	(4)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		3,388,100	0	(5)	(5)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		3,959,000	0	(12)	(12)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	05/25/2031	CAD	75,200	(17)	(403)	(420)	18	0
Receive	CAONREPO	2.750	Semi-Annual	06/17/2031		181,000	1,046	(509)	537	44	0

Total Swap Agreements							$(2,897)	$5,625	$2,728	$1,615	$(231)

(i)	Securities with an aggregate market value of $27,480 and cash of $28,169 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)	This instrument has a forward starting effective date.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	57,336		$41,000	$ 1,315	$0
	07/2026		$1,436	CAD	2,041	1	0
	08/2026	CAD	2,038		$1,436	0	(1)
BOA	07/2026	JPY	1,041		7	0	0
BPS	07/2026	CAD	1,295		936	25	0
	07/2026	EUR	167,788		195,475	3,845	0
	07/2026	GBP	2,524		3,387	41	0
	07/2026	JPY	3,521		22	0	0
	07/2026		$6,815	GBP	5,149	32	(22)
BSH	07/2026	JPY	18,661		$117	3	0
	07/2026		$1,000	EUR	882	7	0
CBK	07/2026	AUD	17,136		$12,254	394	0
	07/2026	CAD	2,379		1,719	45	0
	07/2026		$122	HUF	37,273	0	(3)
	09/2026	CLP	12,454,166		$13,962	439	0
FAR	07/2026	GBP	35,925		48,232	634	(22)
	07/2026	JPY	433		3	0	0
	07/2026		$254	JPY	41,035	0	(1)
	08/2026	JPY	40,927		$254	1	0
	08/2026		$1,834	GBP	1,386	4	0
GLM	07/2026		138,051	CAD	196,447	258	0
	08/2026	CAD	196,168		$138,051	0	(258)

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

MBC	07/2026	AUD	1,032		738	24	0
	07/2026	EUR	29,132		33,776	504	0
	07/2026	JPY	17,384		109	2	0
	07/2026		$52,131	AUD	75,503	158	(29)
	07/2026		222,711	EUR	196,038	1,205	(21)
	07/2026		1,832	GBP	1,386	5	0
	08/2026	AUD	73,532		$50,706	0	(160)
	08/2026	CAD	1,645		1,160	0	0
	08/2026	EUR	191,270		217,538	0	(1,205)
	08/2026		$3,700	AUD	5,379	20	0
RYL	08/2026		1,163	GBP	879	2	0
SSB	07/2026	CAD	198,261		$143,778	4,192	0
	07/2026		$1,268	CAD	1,797	0	(3)
	07/2026		43,323	GBP	32,774	121	0
	08/2026	CAD	1,795		$1,268	2	0
	08/2026	GBP	32,774		43,323	0	(121)

Total Forward Foreign Currency Contracts						$13,279	$(1,846)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	13,600	$6	$23
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	413,600	370	3
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	1,552,000	708	2,607
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	272,600	204	1
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	417,500	468	6
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	491,200	442	4
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	464,900	521	6
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	898,300	903	4,073
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	1,012,700	709	4
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	58,500	52	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,713,400	1,821	7,769

Total Purchased Options							$6,204	$14,496

(1)	Notional Amount represents the number of contracts.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,405,243	$4,514	$2,409,757
Industrials	0	1,049,626	0	1,049,626
Utilities	0	417,565	0	417,565
U.S. Government Agencies	0	1,094,857	0	1,094,857
U.S. Treasury Obligations	0	19,758	0	19,758
Non-Agency Mortgage-Backed Securities	0	195,412	31,882	227,294
Asset-Backed Securities
Automobile ABS Other	0	150,937	0	150,937
Automobile Sequential	0	282,752	0	282,752
CMBS Other	0	52,169	0	52,169
Credit Card Bullet	0	100,857	0	100,857
Credit Card Other	0	81,067	0	81,067
Home Equity Other	0	6,564	0	6,564
Other ABS	0	774,844	41,909	816,753
Sovereign Issues	0	142,845	0	142,845
Short-Term Instruments
Certificates of Deposit	0	25,593	0	25,593
Commercial Paper	0	361,364	0	361,364
Repurchase Agreements	0	13,900	0	13,900
Short-Term Notes	0	10,426	0	10,426
U.S. Treasury Bills	0	8,706	0	8,706

Total Investments	$0	$7,194,485	$78,305	$7,272,790

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	June 30, 2026 (Unaudited)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	290	3,059	0	3,349
Over the counter	0	27,775	0	27,775

	$290	$30,834	$0	$31,124
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(561)	(2,586)	0	(3,147)
Over the counter	0	(1,846)	0	(1,846)

	$(561)	$(4,432)	$0	$(4,993)

Total Financial Derivative Instruments	$(271)	$26,402	$0	$26,131

Totals	$(271)	$7,220,887	$78,305	$7,298,921

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (1)
Investments in Securities, at Value
Corporate Bonds & Notes Banking & Finance	$4,578	$0	$0	$0	$0	$(64)	$0	$0	$4,514	$(64)
Non-Agency Mortgage-Backed Securities	31,876	0	0	0	0	6	0	0	31,882	6
Asset-Backed Securities Other ABS	$14,679	$42,066	$0	$0	$0	$(308)	$0	$(14,528)	$41,909	$(157)

Totals	$51,133	$42,066	$0	$0	$0	$(366)	$0	$(14,528)	$78,305	$(215)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

				(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average
Investments in Securities, at Value
Asset-Backed Securities
Other ABS	$41,909	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	4,514	Discounted Cash Flow	Discount Rate	5.145	—
Non-Agency Mortgage-Backed Securities	31,882	Discounted Cash Flow	Discount Rate	5.814	—

Total	$78,305

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	15.6%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.3%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	0.4%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III Portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds

Notes to Financial Statements (Cont.)

(“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower-or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Portfolio normally will be taken into account in calculating the NAV. The Portfolio’s whole loan investments, including those originated by the Portfolio, or through an alternative lending platform generally are fair valued in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of June 30, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio’s taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$26,609	$194	$(26,879)	$54	$22	$0	$232	$0
PIMCO All Authority: Multi-RAE PLUS Fund	0	6,855	(6,856)	1	0	0	11	0
PIMCO High Yield and Short-Term Investments Portfolio	0	319	0	0	1	320	3	0
PIMCO Sector Fund Series – H	0	5,677	0	0	20	5,697	57	0

Notes to Financial Statements (Cont.)

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$1,606,888	$998,758	$(678,500)	$(19)	$380	$1,927,507	$17,218	$0
PIMCO All Asset: Multi-RAE PLUS Fund	41	0	0	0	0	41	0	0
PIMCO All Authority: Multi-RAE PLUS Fund	11,661	32	(11,600)	2	(1)	94	33
PIMCO All Asset: Multi-Real Fund	13,522	432,336	(440,600)	6	0	5,264	136	0
PIMCO EM Bond and Short-Term Investments Portfolio	21,740	163,259	(103,100)	2	6	81,907	337	0
PIMCO High Yield and Short-Term Investments Portfolio	413	24,146	(15,500)	1	1	9,061	45	0
PIMCO Investment Grade Credit Bond Portfolio	150,449	238,922	(232,399)	(5)	21	156,988	1,419	0
PIMCO Long Duration Credit Bond Portfolio	12,385	3,538,584	(3,550,000)	(72)	(1)	896	936	0
PIMCO Mortgage and Short-Term Investments Portfolio	40,227	224,222	(215,300)	14	8	49,171	833	0
PIMCO Municipal Portfolio	5,768	8,444	(11,200)	0	1	3,013	44	0
PIMCO Real Return Portfolio	1,998	68,046	(63,700)	1	0	6,345	43	0
PIMCO Sector Fund Series – AM	6,063	6,779	(6,000)	0	1	6,843	78	0
PIMCO Sector Fund Series – H	17,882	7,044	(10,100)	0	3	14,829	144	0
PIMCO Sector Fund Series – I	465	297,571	(295,000)	(1)	0	3,035	67	0
PIMCO Short-Term Portfolio	24,603	15,975	(5,100)	0	6	35,484	275	0
PIMCO U.S. Government and Short-Term Investments Portfolio	70,528	175,026	(70,400)	1	27	175,182	1,312	0
PIMCO International Portfolio	172,712	289,218	(244,000)	0	32	217,962	1,600	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Xfit Brands, Inc.	$195	$0	$0	$0	$6	$201	$0	68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp.—State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
CBK	Citibank N.A.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce World Markets	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	UBS	UBS Securities LLC
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WAN	Wells Fargo Bank, N.A.- FICC Rep
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PHP	Philippine Peso
CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty
CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
COP	Colombian Peso	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KZT	Kazakhstani Tenge	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade
CBOT	Chicago Board of Trade	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
AMZX	Alerian MLP Total Return Index	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSST	eRAFI U.S. Small Strategy Index	RADMFENT	RAFI Dynamic Multi-Factor Emerging Markets Equity ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	RADMFXNT	RAFI Dynamic Multi-Factor Developed Ex-U.S. Index
BISTREFI	Turkish Lira Overnight Reference Rate	EUR006M	6 Month EUR Swap Rate	RU20INTR	Russell 2000 Total Return Index
BOBL	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	S&P 500	Standard & Poor’s 500 Index
CAONREPO	Canadian Overnight Repo Rate Average	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	SFE	Sydney Futures Exchange
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SONIO	Sterling Overnight Interbank Average Rate
CORRA	Canadian Overnight Repo Rate Average	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPI	Consumer Price Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	US0003M	ICE 3-Month USD LIBOR
ERADXULN	RAE Fundamental International Large Net Total Return Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration	PSF	Public School Fund

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust
BABs	Build America Bonds	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SPDR	Standard & Poor’s Depositary Receipts
BBSW	Bank Bill Swap Reference Rate	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind	WIBOR	Warsaw Interbank Offered Rate